Insurance business - (I) Life insurance sensitivity analysis (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Percentage reduction in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage reduction in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage reduction in rate | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage reduction in rate | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage reduction in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage reduction in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage increase in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage increase in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage increase in rate | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage increase in rate | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage increase in rate | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Percentage increase in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage increase in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Reduction in profit before tax | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ (46)	£ (75)
Reduction in profit before tax | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(33)	(29)
Reduction in profit before tax | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(203)
Reduction in profit before tax | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(245)	(333)
Reduction in profit before tax | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(174)	(316)
Reduction in profit before tax | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(62)	(63)
Reduction in profit before tax | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(6)	(11)
Increase in profit before tax | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	49	70
Increase in profit before tax | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	33	29
Increase in profit before tax | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	243
Increase in profit before tax | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	211	393
Increase in profit before tax | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	61	63
Increase in profit before tax | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	4	8
Reduction in equity | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(34)	(56)
Reduction in equity | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(25)	(21)
Reduction in equity | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(153)
Reduction in equity | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(184)	(250)
Reduction in equity | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(131)	(237)
Reduction in equity | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(46)	(47)
Reduction in equity | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(4)	(8)
Increase in equity | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	37	52
Increase in equity | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	25	21
Increase in equity | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	183
Increase in equity | Increase in illiquidity premia | Gross carrying amount
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	158	294
Increase in equity | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	46	47
Increase in equity | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ 3	£ 6